FINANCE LEASE - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Mar. 11, 2021
Leases [Line Items]
Right of use asset at the lease commencement date	$ 1,310
Equipment [Member]
Leases [Line Items]
Right of use asset at the lease commencement date		$ 1,404
Finance lease obligation		$ 1,207
Lease end date	Aug. 31, 2022